Components of Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification out of accumulated other comprehensive income, realized gains on marketable securities	$ 2,011	$ 1,121	$ 2,170
Reclassification out of accumulated other comprehensive income, realized gains on cash flow hedges	1,775	(107)	177
Research and Development Expense
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification out of accumulated other comprehensive income, realized gains on cash flow hedges	$ 1,181